Note 4 - Inventory and Work in Process (Details) - Inventory Provision Related to Loss Making Contracts	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Inventory Provision Related to Loss Making Contracts [Abstract]
Balance at the beginning of the year	$ 550,490	3,415,570	2,467,133	4,507,846
Current year additions	1,338,109	8,302,435	5,561,134	2,602,925
Current year written-off	(1,186,525)	(7,361,914)	(4,612,697)	(4,643,638)
Balance at the end of the year	$ 702,074	4,356,091	3,415,570	2,467,133